UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.): 		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	SEQA Capital Advisors, LP
Address: 	245 Park Avenue
		24th floor
		New York, NY 10167

13F File Number: 028-12646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Louise Curbishley
Title: 	Chief Financial Officer
Phone: 	212-302-8877

Signature, Place, and Date of Signing:



Louise Curbishley 	New York, New York 	April 15, 2008
-----------------		------------------	----------------
[Signature]			[City,State]		[Date]


Report Type (Check only one.):
	[ X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $9,509

List of Other Included Managers:
No. 13F File Number 		Name

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
                                                        VALUE  SHARES/ SH/ PUT/INVESTMT OTHER   VOTING
NAME OF ISSUER                 TITLE OF CLASS CUSIP     (X$1000PRN AMT PRN CALLDSCRETN  MANGRS  AUTH - SOLE
ADC TELECOMMUNICATIONS         COM NEW        000886309     165   13255SH      SOLE                   13255
ALLERGAN INC                   COM            018490102     205    3444SH      SOLE                    3444
ANADARKO PETE CORP             COM            032511107     213    3406SH      SOLE                    3406
APPLIED MAS INC                COM            038222105     374   18589SH      SOLE                   18589
ARCHER DANIELS MIDLAND CO      COM            039483102     264    6300SH      SOLE                    6300
BP PLC                         SPONSORED ADR  055622104     284    4627SH      SOLE                    4627
CANADIAN NATL RY CO            COM            136375102     228    4592SH      SOLE                    4592
CHATTEM INC                    COM            162456107     299    4615SH      SOLE                    4615
CHESAPEAKE ENERGY CORP         COM            165167107     217    4655SH      SOLE                    4655
CITRIX SYS INC                 COM            177376100     371   12253SH      SOLE                   12253
COLONIAL BANCGROUP INC         COM            195493309     166   16434SH      SOLE                   16434
CONSOLIDATED EDISON INC        COM            209115104     264    6485SH      SOLE                    6485
CONSTELLATION BRANDS INC       CL A           21036P108     215   11255SH      SOLE                   11255
EATON CORP                     COM            278058102     320    3914SH      SOLE                    3914
F5 NETWORKS INC                COM            315616102     195   10197SH      SOLE                   10197
FLEXTRONICS INTL LTD           ORD            Y2573F102     334   34110SH      SOLE                   34110
GLOBAL INDS LTD                COM            379336100     266   16413SH      SOLE                   16413
HEWLETT PACKARD CO             COM            428236103     205    4308SH      SOLE                    4308
HOSPITALITY PROPERTIES TRUST   COM SH BEN INT 44106M102     211    6345SH      SOLE                    6345
HOST HOTELS & RESORTS INC      COM            44107P104     178   10437SH      SOLE                   10437
ITT CORP NEW                   COM            450911102     606   11289SH      SOLE                   11289
JONES APPAREL GROUP INC        COM            480074103     143   10124SH      SOLE                   10124
LOCKHEED MARTIN CORP           COM            539830109     276    2722SH      SOLE                    2722
MARATHON OIL CORP              COM            565849106     298    6418SH      SOLE                    6418
MARVELL TECHNOLOGY GROUP LTD   ORD            G5876H105     170   15328SH      SOLE                   15328
MEMC ELECTR MATLS INC          COM            552715104     460    6097SH      SOLE                    6097
MERCK & CO INC                 COM            589331107     431   11236SH      SOLE                   11236
MICROCHIP TECHNOLOGY INC       COM            595017104     265    7757SH      SOLE                    7757
NEWFIELD EXPL CO               COM            651290108     319    5973SH      SOLE                    5973
NISOURCE INC                   COM            65473P105     189   10619SH      SOLE                   10619
NOBLE ENERGY INC               COM            655044105     208    2746SH      SOLE                    2746
NOVELLUS SYS INC               COM            670008101     215   10009SH      SOLE                   10009
POLO RALPH LAUREN CORP         CL A           731572103     272    4482SH      SOLE                    4482
SUNCOR ENERGY INC              COM            867229106     233    2421SH      SOLE                    2421
TETRA TECHNOLOGIES INC DEL     COM            88162F105     215   14138SH      SOLE                   14138
UNITED TECHNOLOGIES CORP       COM            913017109     235    3305SH      SOLE                    3305